SHAREHOLDER’S COMPENSATION (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Thousands	1 Months Ended
	Nov. 21, 2022	May 20, 2022	Apr. 29, 2022	Jul. 27, 2021
IfrsStatementLineItems [Line Items]
Reserve amount		R$ 452,236	R$ 904,472
Share price		R$ 0.340797152645188	R$ 0.681594305290377
Amount of dividends			R$ 2,911,424
Director [Member]
IfrsStatementLineItems [Line Items]
Reserve amount	R$ 1,564,115
Share price	R$ 1.179490003008100
Payment of dividend				R$ 1,750,000
Interest on equity		R$ 256,952